Other Accounts Payable (Details) - Schedule of Other Accounts Payable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Accounts Payable [Abstract]
Employees, salaries and related liabilities	$ 195,509	$ 137,597
Advances from customers	201,762	185,002
Warranty provision	5,793	9,136
Accrued expenses	287,797	442,912
Total	$ 690,861	$ 774,647